STATEMENT OF CASH FLOWS- Schedule of property, plant and equipment and intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash flows from
Purchases of property, plant and equipment	$ 795,787	$ 780,538	$ 597,103
Additions associated with maintenance	337,126	486,231	302,858
Other additions	458,661	294,307	294,245
Purchases of intangible assets	68,052	50,116	88,518
Other additions	$ 68,052	$ 50,116	$ 88,518